Loans and Allowance for Credit Losses - Impairment Methodology (Details) - USD ($) $ in Thousands	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Allowance for loan losses:
Individually evaluated for impairment			$ 258
Collectively evaluated for impairment			15,330
Total	$ 23,744	[1]	15,588	[1]	$ 16,903	$ 18,113
Loans outstanding:
Impaired loans individually evaluated for impairment			20,361
Collectively evaluated for impairment			1,500,891
Total	1,539,147		1,521,252
Current or Less Than 30 Days Past Due
Loans outstanding:
Total	1,529,232		1,501,738
30 - 89 Days Past Due
Loans outstanding:
Total	3,502		813
Commercial, Financial, and Agricultural
Allowance for loan losses:
Individually evaluated for impairment			36
Collectively evaluated for impairment			2,699
Total	3,208		2,735		2,717	5,121
Loans outstanding:
Impaired loans individually evaluated for impairment			295
Collectively evaluated for impairment			244,254
Total	226,275		244,549
Commercial, Financial, and Agricultural | Current or Less Than 30 Days Past Due
Loans outstanding:
Total	223,845		244,392
Commercial, Financial, and Agricultural | 30 - 89 Days Past Due
Loans outstanding:
Total	202		36
Real Estate Construction - Residential
Allowance for loan losses:
Individually evaluated for impairment			0
Collectively evaluated for impairment			157
Total	1,043		157		137	213
Loans outstanding:
Impaired loans individually evaluated for impairment			0
Collectively evaluated for impairment			32,095
Total	58,347		32,095
Real Estate Construction - Residential | Current or Less Than 30 Days Past Due
Loans outstanding:
Total	57,568		32,095
Real Estate Construction - Residential | 30 - 89 Days Past Due
Loans outstanding:
Total	347		0
Real Estate Construction - Commercial
Allowance for loan losses:
Individually evaluated for impairment			11
Collectively evaluated for impairment			864
Total	3,273		875		588	475
Loans outstanding:
Impaired loans individually evaluated for impairment			87
Collectively evaluated for impairment			137,148
Total	130,296		137,235
Real Estate Construction - Commercial | Current or Less Than 30 Days Past Due
Loans outstanding:
Total	130,227		137,148
Real Estate Construction - Commercial | 30 - 89 Days Past Due
Loans outstanding:
Total	0		0
Real Estate Mortgage - Residential
Allowance for loan losses:
Individually evaluated for impairment			148
Collectively evaluated for impairment			3,181
Total	5,264		3,329		2,482	2,679
Loans outstanding:
Impaired loans individually evaluated for impairment			1,863
Collectively evaluated for impairment			359,162
Total	372,391		361,025
Real Estate Mortgage - Residential | Current or Less Than 30 Days Past Due
Loans outstanding:
Total	368,956		359,672
Real Estate Mortgage - Residential | 30 - 89 Days Past Due
Loans outstanding:
Total	2,733		668
Real Estate Mortgage - Commercial
Allowance for loan losses:
Individually evaluated for impairment			62
Collectively evaluated for impairment			7,938
Total	10,537		8,000		10,662	9,354
Loans outstanding:
Impaired loans individually evaluated for impairment			18,110
Collectively evaluated for impairment			704,619
Total	731,024		722,729
Real Estate Mortgage - Commercial | Current or Less Than 30 Days Past Due
Loans outstanding:
Total	728,029		704,925
Real Estate Mortgage - Commercial | 30 - 89 Days Past Due
Loans outstanding:
Total	17		3
Installment and other consumer
Allowance for loan losses:
Individually evaluated for impairment			1
Collectively evaluated for impairment			325
Total	232		326		256	264
Loans outstanding:
Impaired loans individually evaluated for impairment			6
Collectively evaluated for impairment			23,613
Total	20,814		23,619
Installment and other consumer | Current or Less Than 30 Days Past Due
Loans outstanding:
Total	20,607		23,506
Installment and other consumer | 30 - 89 Days Past Due
Loans outstanding:
Total	203		106
Un- allocated
Allowance for loan losses:
Individually evaluated for impairment			0
Collectively evaluated for impairment			166
Total	$ 187		166		$ 61	$ 7
Loans outstanding:
Impaired loans individually evaluated for impairment			0
Collectively evaluated for impairment			0
Total			$ 0

[1]	December 31, 2023 amounts include the impacts of the January 1, 2023 adoption of ASU 2016-13. See Note 2 for details.